Significant transactions (Details) - USD ($) $ in Millions				6 Months Ended
	Apr. 02, 2019	Mar. 13, 2019	Dec. 17, 2018	Jun. 30, 2019	Jun. 30, 2018	Apr. 09, 2019	Dec. 31, 2018	Dec. 19, 2018
Disclosure of detailed information about business combination [line items]
Proceeds from borrowings	$ 3,200
Financial debts	3,500			$ 3,522			$ 47
Cash paid for intercompany transactions related to spin-off	$ 3,100
Net assets						$ 20,000
Consideration paid (received)				$ 283	$ 0
PowerVision, Inc. [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		100.00%
Consideration transferred, acquisition-date fair value		$ 424
Cash transferred		289
Contingent liabilities recognised as of acquisition date		135
Identifiable assets acquired (liabilities assumed)		418
Identifiable intangible assets recognised as of acquisition date		505
Deferred tax liabilities recognised as of acquisition date		93
Consideration paid (received)		283
Other net assets recognised as of acquisition date		6
Goodwill recognised as of acquisition date		$ 6
TrueVision Systems, Inc. [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired								100.00%
Consideration transferred, acquisition-date fair value								$ 146
Cash transferred								110
Contingent liabilities recognised as of acquisition date								36
Identifiable assets acquired (liabilities assumed)								144
Identifiable intangible assets recognised as of acquisition date								172
Deferred tax liabilities recognised as of acquisition date								29
Other net assets recognised as of acquisition date								1
Goodwill recognised as of acquisition date								$ 2
Tear Film Innovations, Inc. [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			100.00%
Consideration transferred, acquisition-date fair value			$ 145
Cash transferred			79
Contingent liabilities recognised as of acquisition date			66
Identifiable assets acquired (liabilities assumed)			143
Identifiable intangible assets recognised as of acquisition date			174
Deferred tax liabilities recognised as of acquisition date			37
Consideration paid (received)			5
Other net assets recognised as of acquisition date			1
Goodwill recognised as of acquisition date			$ 2